Equity - Share capital (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) item $ / shares shares
Disclosure of classes of share capital [line items]
Number of interim dividend payments declared | item		4
Dividends paid, per share | $ / shares	$ 0.014	$ 0.013
Dividends paid, ordinary shares | $	$ 2,612,000	$ 9,758,000
Dividends paid to non-controlling interests | $	12,740,000	2,917,000
Issue of share capital | $	$ 1,962,000	$ 1,962,000
Treasury shares	2,021,799	1,536,435
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	186,860,517
Par value per share | $ / shares	$ 0.01	$ 0.01
Issue of share capital | $	$ 1,962,000	$ 1,962,000
Number of shares authorised	17,425,291
Number of shares issued	188,882,316	188,882,316
Grupo Villar Mir SAU | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	67,515,434
Outstanding shares owned by main shareholders (as a percentage)	36.10%
Cooper Creek Partners Management LLC | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	14,921,946
Outstanding shares owned by main shareholders (as a percentage)	8.00%
Hosking Partners LLP [Member] | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	10,633,729
Outstanding shares owned by main shareholders (as a percentage)	6.00%
Others | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	95,811,207